Consolidated Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,385)	$ 176
Cash flow hedging instruments:
Change in unrealized gains and losses	3	96
Gain in respect of derivative instruments designated for cash flow hedge, net of taxes	10	1
Other comprehensive gain	13	97
Comprehensive income (loss)	$ (1,372)	$ 273